SETTLEMENT (Details Narrative) - USD ($)		1 Months Ended
	Jun. 13, 2019	Jun. 17, 2019	Dec. 31, 2020	Dec. 31, 2019
HighDrate trademark [Member]
Finite lived intangible assets			$ 81,750	$ 81,750
Tre Holdco Inc [Member]
Shares issued for settlement, value		$ 59,250
Settlement Agreement [Member] | Tre Holdco Inc [Member]
Payment for settlement	$ 22,500
Shares issued for settlement, shares		500,000
Fair market value of share		$ 0.1185
Shares issued for settlement, value		$ 59,245